Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2024
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities

8 Right-of-use assets and lease liabilities

As of June 30, 2024, the Company subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Motor vehicles	8 to 9 years
Corporate office premises	1.5 years

(a)	Amount recognized in the condensed consolidated balance sheet:

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Right-of-use assets	228,450	182,710	134,821
Lease liabilities
Current	93,000	96,558	71,250
Non-current	98,876	49,691	36,667
	191,876	146,249	107,917

(b)	A summary of lease cost recognized in the Company’s condensed consolidated statements of income is as follows:

	For the six months ended June 30,
	2023	2024	2024
	S$	S$	US$

Amortization charge of right-of-use assets	38,343	45,740	33,751
Interest of lease liabilities	7,816	6,477	4,779

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS